Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Contribution by company, percent	5.00%
Contribution by company, amount	$ 3.7	$ 2.2	$ 1.6